NET INCOME PER UNIT (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Summary of calculation of net income per unit
The following table shows the calculation of earnings less distributions:

	Year Ended December 31, 2017
	Limited Partner Common Units	Limited Partner Subordinated Units – PBF LLC	IDRs - PBF LLC	Total
Net income attributable to the partners:
Distributions declared	$73,322	$7,308	$9,055	$89,685
Earnings less distributions	3,897	6,855	—	10,752
Net income attributable to the partners	$77,219	$14,163	$9,055	$100,437

Weighted-average units outstanding - basic (1)	35,505,446	6,572,245
Weighted-average units outstanding - diluted (1)	35,568,760	6,572,245

Net income per limited partner unit - basic (2)	$2.17	$2.15
Net income per limited partner unit - diluted (2)	$2.17	$2.15

(1) On June 1, 2017, each of the Partnership’s 15,886,553 outstanding subordinated units converted into common units and began participating pro rata with the other common units in distributions of available cash. Distributions and the Partnership’s net income were allocated to the subordinated units through May 31, 2017.

(2) PBFX bases the calculation of net income per unit on the weighted-average number of common and subordinated limited partner units outstanding during the period. The weighted average number of common and subordinated units reflects the conversion of the subordinated units to common units on June 1, 2017.

	Year Ended December 31, 2016
	Limited Partner Common Units	Limited Partner Subordinated Units – PBF LLC	IDRs - PBF LLC	Total
Net income attributable to the partners:
Distributions declared	$42,232	$27,642	$4,031	$73,905
Earnings less distributions	2,778	4,277	—	7,055
Net income attributable to the partners	$45,010	$31,919	$4,031	$80,960

Weighted-average units outstanding - basic	22,288,118	15,886,553
Weighted-average units outstanding - diluted	22,338,784	15,886,553

Net income per limited partner unit - basic	$2.01	$2.01
Net income per limited partner unit - diluted	$2.01	$2.01

	Year Ended December 31, 2015
	Limited Partner Common Units	Limited Partner Subordinated Units – PBF LLC	IDRs - PBF LLC	Total
Net income attributable to the partners:
Distributions declared	$28,754	$24,148	$1,118	$54,020
Earnings less distributions	10,437	10,509	(1,118)	19,828
Net income attributable to the partners	$39,191	$34,657	$—	$73,848

Weighted-average units outstanding - basic	17,956,152	15,886,553
Weighted-average units outstanding - diluted	17,956,152	15,886,553

Net income per limited partner unit - basic	$2.18	$2.18
Net income per limited partner unit - diluted	$2.18	$2.18